GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited)

COMMON STOCKS — 62.9%
	SHARES	VALUE
Software & Services — 7.9%
Adobe, Inc. (a)	6,480	$2,565,756
Autodesk, Inc. (a)	11,965	2,264,735
Mastercard, Inc., Class A	20,267	7,364,623
Microsoft Corporation	53,091	14,733,814
Paycom Software, Inc. (a)	7,024	1,977,045
PayPal Holdings, Inc. (a)	25,725	2,261,999
		31,167,972
Technology Hardware & Equipment — 5.3%
Apple, Inc.	108,052	17,034,398
Palo Alto Networks, Inc. (a)	6,983	3,919,418
		20,953,816
Healthcare Equipment & Services — 4.9%
Anthem, Inc.	14,251	7,153,004
Baxter International, Inc.	28,987	2,059,816
CVS Health Corp.	31,621	3,039,727
Medtronic PLC	22,868	2,386,505
Stryker Corporation	12,760	3,078,478
West Pharmaceutical Services, Inc.	4,741	1,493,699
		19,211,229
Capital Goods — 4.5%
Deere & Company	6,419	2,423,494
Eaton Corporation PLC	21,989	3,188,845
Illinois Tool Works, Inc.	11,220	2,211,574
Rockwell Automation, Inc.	8,926	2,255,332
Trane Technologies PLC	20,961	2,932,234
Westinghouse Air Brake Technologies Corporation	33,630	3,023,673
Xylem, Inc.	21,084	1,697,262
		17,732,414
Banks — 4.2%
East West Bancorp, Inc.	43,189	3,079,376
First Republic Bank	23,150	3,454,443
KeyCorp	161,925	3,126,772

	SHARES	VALUE
Banks — (continued)
PNC Financial Services Group, Inc. (The)	22,699	$3,770,304
SVB Financial Group (a)	6,707	3,270,601
		16,701,496
Retailing — 4.0%
Home Depot, Inc. (The)	13,443	4,038,277
Target Corporation	19,709	4,506,463
TJX Companies, Inc. (The)	69,602	4,265,211
Tractor Supply Company	14,712	2,963,732
		15,773,683
Media & Entertainment — 3.8%
Alphabet, Inc., Class A (a)	5,297	12,088,760
Walt Disney Company (The) (a)	25,150	2,807,495
		14,896,255
Pharmaceuticals & Biotechnology — 3.7%
AstraZeneca PLC ADR (b)	69,516	4,615,862
IQVIA Holdings, Inc. (a)	15,895	3,464,951
Merck & Company, Inc.	27,300	2,421,237
Roche Holding AG ADR (b)	33,882	1,564,671
Thermo Fisher Scientific, Inc.	4,789	2,647,934
		14,714,655
Semiconductors — 3.5%
Analog Devices, Inc.	19,593	3,024,767
ASML Holding NV (b)	5,655	3,188,119
NVIDIA Corporation	27,201	5,044,970
Wolfspeed, Inc. (a)	28,718	2,633,728
		13,891,584
Renewable Energy & Energy Efficiency — 3.2%
First Solar, Inc. (a)	38,872	2,838,822
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	72,127	2,884,358
Ormat Technologies, Inc.	19,664	1,527,893
SolarEdge Technologies, Inc. (a)	13,202	3,305,913

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
Renewable Energy & Energy Efficiency — (continued)
Sunrun, Inc.	114,058	$2,278,879
		12,835,865
Consumer Durables & Apparel — 2.7%
Levi Strauss & Company, Class A	129,446	2,344,267
Lululemon Athletica, Inc. (a)	7,754	2,749,801
NIKE, Inc., Class B	26,195	3,266,517
VF Corporation	44,341	2,305,732
		10,666,317
Real Estate — 2.4%
American Tower Corporation REIT	10,311	2,485,157
AvalonBay Communities, Inc. REIT	10,785	2,453,372
Jones Lang LaSalle, Inc. (a)	9,787	2,140,711
Prologis, Inc. REIT	14,215	2,278,522
		9,357,762
Food & Staples Retailing — 2.1%
Costco Wholesale Corporation	10,528	5,597,948
Sysco Corporation	30,845	2,636,631
		8,234,579
Insurance — 1.9%
Aflac, Inc.	56,782	3,252,473
Travelers Companies, Inc. (The)	25,349	4,336,200
		7,588,673
Materials — 1.6%
Ball Corporation	28,637	2,324,179
Ingevity Corporation (a)	30,562	1,830,664
International Flavors & Fragrances, Inc.	17,903	2,171,634
		6,326,477

	SHARES	VALUE
Household & Personal Products — 1.6%
Procter & Gamble Company (The)	17,374	$2,789,395
Unilever PLC ADR (b)	74,953	3,467,326
		6,256,721
Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	15,948	2,724,716
United Parcel Service, Inc., Class B	14,085	2,535,018
		5,259,734
Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. (a)	17,543	2,004,112
Starbucks Corporation	39,204	2,926,187
		4,930,299
Food & Beverage — 1.0%
McCormick & Company, Inc.	39,734	3,996,048
Diversified Financials — 0.9%
LPL Financial Holdings, Inc.	18,194	3,418,107
Utilities — 0.8%
American Water Works Company, Inc.	19,572	3,015,654
Automobiles & Components — 0.4%
Aptiv PLC (a)	15,823	1,683,567
Total Common Stocks (Cost $144,410,809)		248,612,907

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	PRINCIPAL AMOUNT	VALUE
BONDS & NOTES — 34.1%
Green and Sustainability Bonds — 21.8%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	$3,017,745
Apple, Inc. 3.00%, due 6/20/27 (c)	2,000,000	1,969,088
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	977,983
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	4,024,452
Bank of America Corporation 2.456% (3-Month USD Libor+87 basis points), due 10/22/25 (c)	4,000,000	3,856,840
Bank of Nova Scotia (The) 2.375%, due 1/18/23	1,845,000	1,844,762
BlueHub Loan Fund, Inc. 2.89%, due 1/1/27	2,000,000	1,895,090
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	5,047,145
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,127,314
Century Housing Corporation 0.60%, due 2/15/24	2,500,000	2,384,422
Citigroup, Inc. 1.678% (SOFR Rate+166.7 basis points), due 5/15/24 (c)	5,000,000	4,928,530
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	647,923
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	2,002,008
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	1,984,802
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	485,455

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	$2,000,000	$1,959,610
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	484,143
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	2,000,000	1,677,494
Korea Development Bank (The) 1.694% (3-Month USD Libor+72.5 basis points), due 7/6/22 (b)(d)	1,250,000	1,250,903
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	2,021,114
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(e)	1,000,000	976,222
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,307,093
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	5,000,000	4,894,920
Preservation Of Affordable Housing, Inc. 4.479%, due 12/1/32 (c)	3,000,000	2,954,250
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,646,507
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,005,040
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,889,694
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,309,047
United States International Development Finance Corporation 3.28%, due 9/15/29	618,542	622,972

 3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
United States International Development Finance Corporation 3.33%, due 5/15/33	$207,357	$206,816
United States International Development Finance Corporation 3.43%, due 6/1/33	204,986	202,826
United States International Development Finance Corporation 3.05%, due 6/15/35	1,312,050	1,268,683
United States International Development Finance Corporation 2.58%, due 7/15/38	2,912,665	2,689,826
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,500,000	3,461,710
Visa, Inc. 0.75%, due 8/15/27 (c)	5,000,000	4,408,620
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	3,907,183
		86,338,232
U.S. Government Agencies — 4.0%
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	493,979
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	2,889,687
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	2,972,241
Federal Home Loan Banks 0.25%, due 6/3/22	3,500,000	3,498,757
Federal Home Loan Banks 1.875%, due 12/9/22	3,000,000	3,004,896

	PRINCIPAL AMOUNT	VALUE
U.S. Government Agencies — (continued)
Federal Home Loan Banks 0.75%, due 12/14/23 (c)	$3,000,000	$2,924,913
		15,784,473
Community Development Financial Institutions — 2.9%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	1,982,936
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,353,486
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	2,917,413
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,812,734
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,937,996
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,395,936
		11,400,501
Software & Services — 1.6%
Adobe, Inc. 3.25%, due 2/1/25 (c)	3,500,000	3,516,208
Salesforce, Inc. 3.70%, due 4/11/28 (c)	3,000,000	2,998,008
		6,514,216
Media & Entertainment — 1.1%
Alphabet, Inc. 1.998%, due 8/15/26 (c)	3,500,000	3,330,736
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	1,000,334
		4,331,070

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) concluded

	PRINCIPAL AMOUNT	VALUE
Real Estate — 0.9%
National Community Renaissance of California 3.27%, due 12/1/32 (c)	$4,000,000	$3,523,536
Capital Goods — 0.9%
Trane Technologies Luxembourg Finance SA 3.80%, due 3/21/29 (c)	3,500,000	3,372,485
Diversified Financials — 0.5%
State Street Corporation 3.10%, due 5/15/23	2,000,000	2,009,888
Insurance — 0.3%
Travelers Property Casualty Corporation 7.75%, due 4/15/26	1,000,000	1,146,781
Healthy Living — 0.1%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(e)	500,000	532,856
Total Bonds & Notes (Cost $142,791,211)		134,954,038

SHORT-TERM INVESTMENTS — 2.6%
UMB Money Market Fiduciary Account, 0.01% (f) (Cost $10,169,552)		10,169,552
Total Short-term Investments (Cost $10,169,552)		10,169,552
TOTAL INVESTMENTS — 99.6%
(Cost $297,371,572)		393,736,497
Other Assets Less Liabilities — 0.4%		1,425,155
NET ASSETS — 100.0%		$395,161,652

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

LP – Limited Partnership

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Floating rate bond. Rate shown is currently in effect at April 30, 2022.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,509,078.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited)

COMMON STOCKS — 98.8%
	SHARES	VALUE
Software & Services — 22.5%
Accenture PLC, Class A (a)	17,478	$5,249,692
Adobe, Inc. (b)	13,170	5,214,662
ANSYS, Inc. (b)	2,403	662,483
Autodesk, Inc. (b)	6,059	1,146,848
Automatic Data Processing, Inc.	11,671	2,546,379
Cadence Design Systems, Inc. (b)	7,704	1,162,148
Citrix Systems, Inc.	3,446	344,945
Cognizant Technology Solutions Corporation, Class A	14,600	1,181,140
Fortinet, Inc. (b)	3,862	1,116,157
International Business Machines Corporation	24,826	3,282,245
Intuit, Inc.	7,451	3,120,106
Mastercard, Inc., Class A	24,276	8,821,413
Microsoft Corporation	197,383	54,777,730
NortonLifeLock, Inc.	16,127	403,820
Okta, Inc., Class A (b)	4,077	486,427
Oracle Corporation	45,371	3,330,231
Paycom Software, Inc. (b)	1,402	394,621
PayPal Holdings, Inc. (b)	30,913	2,718,180
Salesforce.com, Inc. (b)	27,100	4,767,974
ServiceNow, Inc. (b)	5,515	2,636,722
Splunk, Inc. (b)	4,464	544,697
Teradata Corporation (b)	3,029	125,249
Visa, Inc., Class A	46,200	9,846,606
VMware, Inc., Class A	5,761	622,418
Western Union Company (The)	11,037	184,980
Workday, Inc., Class A (b)	5,356	1,107,085
		115,794,958
Media & Entertainment — 8.9%
Alphabet, Inc., Class A (b)	8,323	18,994,667
Alphabet, Inc., Class C (b)	7,914	18,196,898
Electronic Arts, Inc.	7,862	928,109
John Wiley & Sons, Inc., Class A	1,232	62,696
Liberty Global PLC, Series A (a)(b)	4,497	102,352
Liberty Global PLC, Series C (a)(b)	9,194	217,898
New York Times Company (The), Class A	4,670	178,954
Omnicom Group, Inc.	5,873	447,111

	SHARES	VALUE
Media & Entertainment — (continued)
Scholastic Corporation	689	$25,390
Walt Disney Company (The) (b)	50,339	5,619,343
Warner Bros Discovery, Inc. (b)	61,786	1,121,416
		45,894,834
Semiconductors — 7.0%
Advanced Micro Devices, Inc. (b)	45,260	3,870,635
Analog Devices, Inc.	14,864	2,294,704
Applied Materials, Inc.	25,000	2,758,750
Intel Corporation	112,611	4,908,713
Lam Research Corporation	3,903	1,817,861
Microchip Technology, Inc.	15,439	1,006,623
NVIDIA Corporation	69,184	12,831,556
NXP Semiconductors NV (a)	7,392	1,263,293
ON Semiconductor Corporation (b)	11,851	617,556
Skyworks Solutions, Inc.	4,539	514,269
Texas Instruments, Inc.	25,546	4,349,207
		36,233,167
Pharmaceuticals & Biotechnology — 6.7%
AbbVie, Inc.	48,913	7,184,341
Agilent Technologies, Inc.	8,328	993,281
Amgen, Inc.	15,581	3,633,333
Biogen, Inc. (b)	4,047	839,510
BioMarin Pharmaceutical, Inc. (b)	5,088	413,909
Bio-Techne Corporation	1,086	412,343
Bristol-Myers Squibb Company	61,454	4,625,643
Gilead Sciences, Inc.	34,767	2,063,074
Illumina, Inc. (b)	4,094	1,214,485
IQVIA Holdings, Inc. (b)	5,309	1,157,309
Jazz Pharmaceuticals PLC (a)(b)	1,699	272,214
Merck & Company, Inc.	69,898	6,199,254
Mettler-Toledo International, Inc. (b)	640	817,619
Vertex Pharmaceuticals, Inc. (b)	7,042	1,924,015
Waters Corporation (b)	1,686	510,892
Zoetis, Inc.	13,114	2,324,456
		34,585,678

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
Capital Goods — 5.5%
3M Company	15,985	$2,305,357
A.O. Smith Corporation	3,695	215,899
AGCO Corporation	1,741	221,803
Air Lease Corporation, Class A	2,960	119,229
Allegion PLC (a)	2,446	279,431
Applied Industrial Technologies, Inc.	1,045	109,401
Builders FirstSource, Inc. (b)	5,296	326,075
Carrier Global Corporation	22,915	876,957
Caterpillar, Inc.	14,989	3,155,784
Cummins, Inc.	3,986	754,111
Deere & Company	8,160	3,080,808
Dover Corporation	4,022	536,133
Eaton Corporation PLC	11,070	1,605,371
EMCOR Group, Inc.	1,462	155,674
Fastenal Company	15,883	878,489
Flowserve Corporation	3,670	120,046
Fortive Corporation	9,349	537,567
Fortune Brands Home & Security, Inc.	3,743	266,689
Graco, Inc.	4,641	287,835
Granite Construction, Inc.	1,226	36,351
H&E Equipment Services, Inc.	842	29,874
IDEX Corporation	2,078	394,446
Illinois Tool Works, Inc.	8,714	1,717,617
Lennox International, Inc.	909	193,790
Lincoln Electric Holdings, Inc.	1,529	206,002
Masco Corporation	6,748	355,552
MDU Resources Group, Inc.	5,618	144,720
Meritor, Inc. (b)	1,964	70,527
Middleby Corporation (The) (b)	1,544	237,606
Owens Corning	2,778	252,604
PACCAR, Inc.	9,562	794,124
Parker-Hannifin Corporation	3,576	968,452
Quanta Services, Inc.	3,943	457,309
Rockwell Automation, Inc.	3,230	816,124
Roper Technologies, Inc.	2,928	1,375,926
Sensata Technologies Holding NV (b)	4,298	195,172
Snap-on, Inc.	1,471	312,573
Spirit AeroSystems Holdings, Inc., Class A	2,932	123,261
Stanley Black & Decker, Inc.	4,496	540,194
Tennant Company	501	32,355

	SHARES	VALUE
Capital Goods — (continued)
Timken Company (The)	1,852	$106,749
Trane Technologies PLC (a)	6,611	924,813
United Rentals, Inc. (b)	1,997	632,090
W.W. Grainger, Inc.	1,202	601,036
Westinghouse Air Brake Technologies Corporation	4,972	447,033
Xylem, Inc.	4,939	397,589
		28,196,548
Diversified Financials — 5.0%
Ally Financial, Inc.	9,978	398,721
American Express Company	18,219	3,183,041
Ameriprise Financial, Inc.	3,091	820,630
Bank of New York Mellon Corporation (The)	21,612	909,001
BlackRock, Inc.	4,207	2,628,029
Charles Schwab Corporation (The)	40,104	2,660,098
CME Group, Inc.	9,950	2,182,433
Equitable Holdings, Inc.	10,069	290,289
FactSet Research Systems, Inc.	1,035	417,612
Franklin Resources, Inc.	8,373	205,892
Intercontinental Exchange, Inc.	15,597	1,806,289
Invesco Ltd.	9,415	173,048
Moody’s Corporation	4,644	1,469,733
Morgan Stanley	37,286	3,004,879
Northern Trust Corporation	5,444	561,004
S&P Global, Inc.	9,800	3,689,700
State Street Corporation	10,091	675,794
T. Rowe Price Group, Inc.	6,259	770,107
Voya Financial, Inc.	3,070	193,840
		26,040,140
Food & Beverage — 4.7%
Archer-Daniels-Midland Company	15,531	1,390,956
Bunge Ltd.	3,887	439,698
Campbell Soup Company	5,333	251,824
Coca-Cola Company (The)	113,601	7,339,761
Conagra Brands, Inc.	13,212	461,495
Darling Ingredients, Inc. (b)	4,436	325,558
General Mills, Inc.	16,839	1,191,023

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
Food & Beverage — (continued)
Hormel Foods Corporation	8,267	$433,108
Ingredion, Inc.	1,822	155,070
JM Smucker Company (The)	2,962	405,587
Kellogg Company	7,088	485,528
Keurig Dr Pepper, Inc.	19,552	731,245
Kraft Heinz Company (The)	18,605	793,131
Lamb Weston Holdings, Inc.	3,993	263,937
McCormick & Company, Inc.	6,869	690,815
Mondelez International, Inc., Class A	38,656	2,492,539
PepsiCo, Inc.	38,261	6,569,796
		24,421,071
Healthcare Equipment & Services — 4.7%
ABIOMED, Inc. (b)	1,243	356,219
Align Technology, Inc. (b)	2,063	598,084
AmerisourceBergen Corporation	4,339	656,447
Anthem, Inc.	6,707	3,366,445
Becton, Dickinson and Company	7,862	1,943,408
Cardinal Health, Inc.	7,715	447,856
Centene Corporation (b)	16,189	1,304,024
Cerner Corporation	8,172	765,226
Cigna Corporation	9,189	2,267,661
Cooper Cos., Inc. (The)	1,378	497,513
DaVita, Inc. (b)	1,827	197,992
DENTSPLY SIRONA, Inc.	5,971	238,780
DexCom, Inc. (b)	2,691	1,099,489
Edwards Lifesciences Corporation (b)	17,319	1,832,004
HCA Healthcare, Inc.	6,907	1,481,897
Henry Schein, Inc. (b)	3,822	309,964
Hologic, Inc. (b)	7,029	506,018
Humana, Inc.	3,558	1,581,744
IDEXX Laboratories, Inc. (b)	2,336	1,005,601
Insulet Corporation (b)	1,890	451,691
Laboratory Corporation of America Holdings (b)	2,669	641,307
MEDNAX, Inc. (b)	2,237	41,429
Patterson Companies, Inc.	2,424	74,586
Quest Diagnostics, Inc.	3,398	454,788
ResMed, Inc.	4,015	802,880
Select Medical Holdings Corporation	2,860	64,665

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
STERIS PLC	2,790	$625,100
Teladoc Health, Inc. (b)	3,993	134,804
West Pharmaceutical Services, Inc.	2,042	643,353
		24,390,975
Renewable Energy & Energy Efficiency — 4.3%
Acuity Brands, Inc.	964	166,271
Itron, Inc. (b)	1,270	60,681
Johnson Controls International, PLC	19,581	1,172,314
Ormat Technologies, Inc.	1,263	98,135
Tesla, Inc. (b)	23,626	20,572,576
		22,069,977
Retailing — 4.2%
AutoNation, Inc. (b)	1,176	136,310
Best Buy Company, Inc.	6,121	550,462
Booking Holdings, Inc. (b)	1,138	2,515,333
Buckle, Inc. (The)	813	25,252
CarMax, Inc. (b)	4,475	383,865
Foot Locker, Inc.	2,612	76,558
GameStop Corporation, Class A (b)	1,814	226,877
Gap, Inc. (The)	6,277	77,960
Home Depot, Inc. (The)	28,916	8,686,366
Kohl’s Corporation	4,162	240,897
LKQ Corporation	7,636	378,975
Lowe’s Companies, Inc.	18,673	3,692,212
Nordstrom, Inc.	3,112	79,978
ODP Corporation (The) (b)	1,434	61,705
Pool Corporation	1,100	445,742
Signet Jewelers Ltd.	1,467	102,983
Target Corporation	13,283	3,037,158
Tractor Supply Company	3,174	639,402
Ulta Beauty, Inc. (b)	1,422	564,250
		21,922,285
Real Estate — 3.4%
American Tower Corporation REIT	12,623	3,042,395

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
Real Estate — (continued)
AvalonBay Communities, Inc. REIT	3,850	$875,798
Boston Properties, Inc. REIT	4,076	479,338
CBRE Group, Inc., Class A (b)	9,218	765,463
Corporate Office Properties Trust REIT	3,009	80,310
Digital Realty Trust, Inc. REIT	7,891	1,153,033
Duke Realty Corporation REIT	10,457	572,521
Equinix, Inc. REIT	2,499	1,796,981
Equity Residential REIT	9,919	808,398
Federal Realty Investment Trust REIT	1,895	221,829
Healthpeak Properties, Inc. REIT	14,838	486,835
Host Hotels & Resorts, Inc. REIT	19,570	398,249
Iron Mountain, Inc. REIT	8,032	431,559
Jones Lang LaSalle, Inc. (b)	1,387	303,379
Macerich Company (The) REIT	5,961	74,811
PotlatchDeltic Corporation REIT	1,880	104,133
Prologis, Inc. REIT	20,495	3,285,144
Realogy Holdings Corporation (b)	3,091	33,877
SBA Communications Corporation, Class A REIT	3,001	1,041,677
Simon Property Group, Inc. REIT	9,137	1,078,166
UDR, Inc. REIT	8,534	454,094
		17,487,990
Materials — 3.1%
Air Products & Chemicals, Inc.	6,151	1,439,765
Albemarle Corporation	3,219	620,720
Amcor PLC (a)	42,234	500,895
Avery Dennison Corporation	2,273	410,504
Axalta Coating Systems Ltd. (b)	5,620	142,579
Ball Corporation	8,922	724,109
Compass Minerals International, Inc.	907	53,631
Ecolab, Inc.	7,168	1,213,829
H.B. Fuller Company	1,404	93,647
International Flavors & Fragrances, Inc.	7,008	850,070
Linde PLC (a)	14,194	4,427,960
Minerals Technologies, Inc.	934	59,412

	SHARES	VALUE
Materials — (continued)
Mosaic Company (The)	10,204	$636,934
Newmont Corporation	22,097	1,609,766
PPG Industries, Inc.	6,536	836,543
Schnitzer Steel Industries, Inc., Class A	666	30,390
Sealed Air Corporation	4,091	262,683
Sherwin-Williams Company (The)	6,911	1,900,249
Sonoco Products Company	2,709	167,714
		15,981,400
Household & Personal Products — 3.1%
Clorox Company (The)	3,374	484,068
Colgate-Palmolive Company	22,209	1,711,203
Estee Lauder Companies, Inc. (The), Class A	6,424	1,696,321
Kimberly-Clark Corporation	9,362	1,299,727
Procter & Gamble Company (The)	66,941	10,747,378
		15,938,697
Technology Hardware & Equipment — 2.6%
Cisco Systems, Inc.	116,783	5,720,031
Cognex Corporation	4,845	327,667
CommScope Holding Company, Inc. (b)	5,684	34,275
Corning, Inc.	22,401	788,291
Dell Technologies, Inc., Class C	8,055	378,666
F5, Inc. (b)	1,682	281,584
Flex Ltd. (b)	12,990	214,205
Hewlett Packard Enterprise Company	36,145	556,994
HP, Inc.	32,041	1,173,662
Keysight Technologies, Inc. (b)	5,135	720,287
Motorola Solutions, Inc.	4,652	994,086
Plantronics, Inc. (b)	1,060	42,252
TE Connectivity Ltd. (a)	8,989	1,121,647
Trimble, Inc. (b)	6,916	461,297
Xerox Holdings Corporation	4,218	73,393
Zebra Technologies Corporation, Class A (b)	1,467	542,291
		13,430,628

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
Insurance — 2.6%
Allstate Corporation (The)	7,972	$1,008,777
Arthur J. Gallagher & Company	5,744	967,807
Chubb Ltd. (a)	11,934	2,463,774
Hartford Financial Services Group, Inc. (The)	9,349	653,776
Lincoln National Corporation	4,739	285,051
Loews Corporation	5,892	370,253
Marsh & McLennan Companies, Inc.	13,942	2,254,421
Principal Financial Group, Inc.	7,409	504,849
Progressive Corporation (The)	16,171	1,736,118
Prudential Financial, Inc.	10,507	1,140,115
Travelers Companies, Inc. (The)	6,838	1,169,708
Willis Towers Watson PLC (a)	3,431	737,185
		13,291,834
Consumer Services — 2.4%
Aramark	6,309	228,701
Choice Hotels International, Inc.	1,001	140,600
Darden Restaurants, Inc.	3,633	478,575
Domino’s Pizza, Inc.	1,007	340,366
Hilton Worldwide Holdings, Inc. (b)	7,724	1,199,460
Jack in the Box, Inc.	562	46,511
Marriott International, Inc., Class A (b)	7,677	1,362,821
McDonald’s Corporation	20,682	5,153,127
Royal Caribbean Cruises Ltd. (b)	6,412	498,405
Starbucks Corporation	32,537	2,428,562
Vail Resorts, Inc.	1,117	283,897
		12,161,025
Transportation — 2.3%
AMERCO	272	145,650
ArcBest Corporation	725	52,316
Avis Budget Group, Inc. (b)	1,092	292,296
C.H. Robinson Worldwide, Inc.	3,592	381,291
CSX Corporation	61,538	2,113,215
Delta Air Lines, Inc. (b)	4,319	185,847
Expeditors International of Washington, Inc.	4,666	462,261
Ryder System, Inc.	1,430	99,957

	SHARES	VALUE
Transportation — (continued)
Southwest Airlines Company (b)	4,100	$191,552
Union Pacific Corporation	17,786	4,167,082
United Parcel Service, Inc., Class B	20,176	3,631,276
		11,722,743
Banks — 1.8%
Bank of Hawaii Corporation	1,104	82,071
Cathay General Bancorp	2,023	81,102
Citizens Financial Group, Inc.	13,964	550,182
Comerica, Inc.	3,624	296,806
First Republic Bank	4,875	727,447
Heartland Financial USA, Inc.	1,143	50,029
Huntington Bancshares, Inc.	40,435	531,720
International Bancshares Corporation	1,408	56,024
KeyCorp	26,031	502,659
M&T Bank Corporation	4,943	823,702
New York Community Bancorp, Inc.	12,946	119,621
Old National Bancorp	8,187	124,115
PNC Financial Services Group, Inc. (The)	11,728	1,948,021
Regions Financial Corporation	26,643	552,043
SVB Financial Group (b)	1,616	788,026
Truist Financial Corporation	37,048	1,791,271
Umpqua Holdings Corporation	5,980	98,909
Zions Bancorp NA	4,334	244,914
		9,368,662
Consumer Durables & Apparel — 1.5%
Callaway Golf Company (b)	3,386	74,289
Capri Holdings Ltd. (a)(b)	4,152	198,050
Columbia Sportswear Company	1,004	82,489
Deckers Outdoor Corporation (b)	753	200,110
Ethan Allen Interiors, Inc.	540	12,820
Garmin Ltd. (a)	4,222	463,322
Hanesbrands, Inc.	9,732	129,046
Hasbro, Inc.	3,574	314,726
La-Z-Boy, Inc.	1,160	30,485
Mattel, Inc. (b)	9,692	235,613

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Meritage Homes Corporation (b)	985	$81,312
Mohawk Industries, Inc. (b)	1,582	223,157
Newell Brands, Inc.	10,455	242,033
NIKE, Inc., Class B	35,405	4,415,003
PVH Corporation	1,925	140,102
Under Armour, Inc., Class A (b)	5,187	79,672
Under Armour, Inc., Class C (b)	5,774	81,933
VF Corporation	9,165	476,580
Whirlpool Corporation	1,674	303,864
Wolverine World Wide, Inc.	2,352	46,617
		7,831,223
Telecommunication Services — 1.1%
Lumen Technologies Inc.	24,054	241,983
Verizon Communications, Inc.	114,607	5,306,304
		5,548,287
Commercial & Professional Services — 0.5%
ACCO Brands Corporation	2,437	17,863
ASGN, Inc. (b)	1,421	161,212
Copart, Inc. (b)	5,868	666,898
Deluxe Corporation	1,142	30,925
Exponent, Inc.	1,460	139,883
Heidrick & Struggles International, Inc.	506	16,172
HNI Corporation	1,237	44,087
ICF International, Inc.	544	53,753
Interface, Inc.	1,479	18,769
Kelly Services, Inc., Class A	951	18,345
ManpowerGroup, Inc.	1,516	136,743
Resources Connection, Inc.	760	13,064
Robert Half International, Inc.	3,066	301,418
Steelcase, Inc., Class A	2,304	27,026
Tetra Tech, Inc.	1,475	205,438
TransUnion	5,276	461,756
TrueBlue, Inc. (b)	889	22,732
		2,336,084
Food & Staples Retailing — 0.4%
Kroger Co. (The)	19,477	1,050,979

	SHARES	VALUE
Food & Staples Retailing — (continued)
Sysco Corporation	14,251	$1,218,175
		2,269,154
Automobiles & Components — 0.3%
Aptiv PLC (a)(b)	7,537	801,937
Autoliv, Inc. (a)	2,320	170,937
BorgWarner, Inc.	6,541	240,905
Harley-Davidson, Inc.	4,302	156,808
Rivian Automotive, Inc., Class A (b)	4,920	148,781
		1,519,368
Utilities — 0.2%
American Water Works Company, Inc.	5,009	771,787
Essential Utilities, Inc.	6,652	297,743
		1,069,530
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,608	87,472
United Natural Foods, Inc. (b)	1,633	70,105
		157,577
Total Common Stocks (Cost $267,363,784)		509,663,835

SHORT-TERM INVESTMENTS — 0.3%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,556,250)		1,556,250
Total Short-term Investments (Cost $1,556,250)		1,556,250
TOTAL INVESTMENTS — 99.1%
(Cost $268,920,034)		511,220,085
Other Assets Less Liabilities — 0.9%		4,541,292
NET ASSETS — 100.0%		$515,761,377

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) concluded

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited)

COMMON STOCKS — 98.7%
	SHARES	VALUE
Japan — 18.3%
Aeon Company, Ltd. 6	24,000	$456,12
Ajinomoto Company, Inc.	17,400	452,079
Asahi Kasei Corporation	45,800	375,775
Astellas Pharma, Inc.	68,900	1,049,052
Azbil Corporation	4,500	136,629
Capcom Company Ltd.	6,300	166,239
Chugai Pharmaceutical Company, Ltd.	24,700	740,140
Daikin Industries Ltd.	9,200	1,405,923
Eisai Company, Ltd.	8,700	378,893
Fast Retailing Company Ltd.	2,200	1,012,894
FUJIFILM Holdings Corp.	13,200	725,621
Fujitsu Ltd.	7,300	1,103,389
Hankyu Hanshin Holdings, Inc.	8,300	219,050
Hitachi Construction Machinery Company Ltd.	3,800	86,037
Hulic Company Ltd.	13,900	117,363
Ibiden Company Ltd.	4,100	153,225
Kansai Paint Company Ltd.	6,500	89,517
Kao Corp.	17,500	701,373
KDDI Corp.	59,700	1,976,948
Keio Corporation	3,700	141,904
Kikkoman Corporation	5,300	297,866
Kobe Bussan Company Ltd.	4,900	119,459
Komatsu Ltd.	32,300	726,959
Kurita Water Industries Ltd.	3,600	122,819
Mitsui Fudosan Company Ltd.	34,100	722,707
Miura Company Ltd.	3,100	64,752
MS&AD Insurance Group Holdings, Inc.	16,500	491,160
Nippon Yusen KK	5,900	425,650
Nitto Denko Corporation	5,200	349,029
Nomura Research Institute Ltd.	12,400	350,628
Odakyu Electric Railway Company Ltd.	11,200	169,602
Omron Corporation	6,900	406,783
Orix JREIT, Inc. REIT	105	141,931
Panasonic Holdings Corporation	81,300	724,643
Resona Holdings, Inc.	77,500	337,003
Secom Company Ltd.	7,700	541,730
Sekisui House Ltd.	22,900	397,726
SG Holdings Company Ltd.	11,600	204,423
Shimizu Corporation	20,700	108,543

	SHARES	VALUE
Japan — (continued)
Shionogi & Company Ltd.	9,700	$539,571
Sohgo Security Services Company Ltd.	2,900	80,559
Sompo Holdings, Inc.	11,700	476,307
Sony Group Corporation	46,600	4,021,630
Stanley Electric Company Ltd.	4,800	82,767
Sumitomo Chemical Company, Ltd.	56,500	240,250
Sumitomo Mitsui Trust Holdings, Inc.	12,400	384,865
Suntory Beverage & Food Ltd.	5,000	197,005
Sysmex Corporation	6,200	406,705
Tokyo Century Corporation	1,300	40,043
Tokyo Electron Ltd.	5,500	2,320,707
Tokyu Corp.	18,200	222,564
Toray Industries, Inc.	52,600	249,286
TOTO Ltd.	5,100	171,864
West Japan Railway Company	8,100	300,664
Yamaha Corporation	5,000	191,035
Yamaha Motor Company Ltd.	10,800	222,973
Yaskawa Electric Corporation	9,000	305,599
Z Holdings Corporation	99,500	390,621
		29,036,605

Switzerland — 10.2%
Coca-Cola HBC AG (a)	7,282	147,627
Givaudan SA	340	1,351,268
Kuehne + Nagel International AG	1,988	556,107
Lonza Group AG	2,751	1,622,001
Roche Holding AG	23,282	8,632,850
SGS SA	220	565,265
Sonova Holding AG	1,988	716,888
Swiss Life Holding AG	1,173	685,836
Swiss Re AG	11,115	911,460
Swisscom AG	954	564,072
Vifor Pharma AG	1,805	319,233
		16,072,607

United Kingdom — 9.9%
abrdn plc	81,144	190,530
Ashtead Group PLC	16,413	848,628

 1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
United Kingdom — (continued)
Associated British Foods PLC	13,554	$271,213
Barratt Developments PLC	39,147	239,489
Berkeley Group Holdings PLC (a)	4,077	206,761
British Land Company PLC (The) REIT	32,857	211,635
BT Group PLC	328,294	728,001
Burberry Group PLC	14,661	289,327
Coca-Cola Europacific Partners PLC	7,593	379,270
Compass Group PLC	65,607	1,384,363
Croda International PLC	5,150	500,177
Informa PLC (a)	55,127	391,046
InterContinental Hotels Group PLC	6,743	430,450
J Sainsbury PLC	63,671	185,769
JD Sports Fashion PLC	93,774	154,498
Kingfisher PLC	75,574	238,315
Mondi PLC	17,870	335,688
RELX PLC	71,707	2,136,080
Schroders PLC	4,640	163,785
Segro PLC REIT	44,089	738,104
St. James’s Place PLC	20,006	321,472
Taylor Wimpey PLC	131,962	207,542
Unilever PLC	95,032	4,417,823
United Utilities Group PLC	25,568	367,404
Whitbread PLC (a)	7,495	261,613
		15,598,983
Germany — 9.5%
adidas AG	7,053	1,422,320
Allianz SE	15,092	3,405,313
Beiersdorf AG	3,712	372,840
Deutsche Boerse AG	7,018	1,221,812
Deutsche Post AG	36,715	1,568,578
Henkel AG & Company KGaA	3,928	249,279
Henkel AG & Company KGaA (b)	6,457	414,618
Merck KGaA	4,745	880,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,152	1,226,917
Puma SE	4,010	295,054

	SHARES	VALUE
Germany — (continued)
SAP SE	38,560	$3,907,952
Telefonica Deutschland Holding AG	39,139	117,714
		15,082,736
France — 9.0%
Amundi SA (c)	2,259	135,836
AXA SA	72,020	1,905,320
Bureau Veritas SA	10,934	314,102
Carrefour SA	22,707	481,566
Cie Generale des Etablissements Michelin SCA	6,245	773,516
CNP Assurances	6,195	136,134
Danone SA	24,162	1,461,124
EssilorLuxottica SA	10,626	1,809,077
Gecina SA REIT	1,717	193,419
L’Oreal SA	9,271	3,372,926
Schneider Electric SE	19,974	2,865,688
Unibail-Rodamco-Westfield REIT (a)	4,623	326,272
Valeo SA	8,315	151,178
Vivendi SA	28,163	323,472
		14,249,630
Canada — 9.0%
Agnico Eagle Mines Ltd.	16,956	986,977
Ballard Power Systems, Inc. (a)	8,733	72,531
Bank of Montreal	23,961	2,540,459
Bank of Nova Scotia (The)	44,932	2,845,192
FirstService Corporation	1,442	179,793
Gildan Activewear, Inc.	7,146	242,131
Intact Financial Corporation	6,477	906,084
Magna International, Inc.	10,516	633,727
Metro, Inc.	8,979	493,506
National Bank of Canada	12,426	867,798
Ritchie Bros Auctioneers, Inc.	4,096	225,604
Rogers Communications, Inc., Class B	13,010	708,679
Shopify, Inc. (a)	4,201	1,796,976
TMX Group Ltd.	2,068	210,535
Toromont Industries Ltd.	3,118	274,472

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) continued

	SHARES	VALUE
Canada — (continued)
Wheaton Precious Metals Corporation	16,515	$740,199
WSP Global, Inc.	4,312	502,860
		14,227,523
Netherlands — 7.2%
Akzo Nobel NV	6,930	601,160
ASML Holding NV	13,508	7,666,409
CNH Industrial NV	37,755	534,855
Koninklijke DSM NV	6,418	1,078,942
NN Group NV	9,944	487,080
Wolters Kluwer NV	9,630	972,477
		11,340,923
Denmark — 6.7%
Ambu A/S, Class B	6,091	80,172
Coloplast A/S, Class B	4,364	587,956
Genmab A/S (a)	2,431	854,841
GN Store Nord A/S	4,616	173,236
Novo Nordisk A/S, Class B	62,180	7,102,591
Novozymes A/S	7,543	525,819
Pandora A/S	3,690	324,006
Vestas Wind Systems A/S	37,329	951,927
		10,600,548
Australia — 5.3%
ASX Ltd.	7,275	439,853
BlueScope Steel Ltd.	17,970	255,459
Brambles Ltd.	53,590	395,732
Cochlear Ltd.	2,442	393,335
Coles Group Ltd.	50,273	661,037
Computershare Ltd.	20,091	354,212
Dexus REIT	38,900	304,147
Evolution Mining Ltd.	69,003	195,254
Fortescue Metals Group Ltd.	62,169	939,585
GPT Group (The) REIT	72,705	258,462
Insurance Australia Group Ltd.	89,303	285,179
Lendlease Corporation Ltd.	24,935	213,606
Mirvac Group REIT	142,608	241,022
Newcrest Mining Ltd.	32,739	614,828
Northern Star Resources Ltd.	40,052	275,316
Orica Ltd.	15,224	174,940

	SHARES	VALUE
Australia — (continued)
Ramsay Health Care Ltd.	6,782	$384,868
REA Group Ltd.	1,903	170,489
SEEK Ltd.	12,231	239,676
Stockland REIT	88,044	254,844
Transurban Group	112,740	1,132,116
Vicinity Centres REIT	143,407	187,119
		8,371,079
Singapore — 2.4%
Capitaland Investment Ltd. (a)	97,311	295,057
City Developments Ltd.	14,600	89,511
DBS Group Holdings Ltd.	66,936	1,623,849
Oversea-Chinese Banking Corporation Ltd.	125,300	1,112,443
Singapore Telecommunications Ltd.	305,300	609,297
		3,730,157
Hong Kong — 2.1%
BOC Hong Kong Holdings Ltd.	137,000	495,922
Hang Seng Bank Ltd.	28,017	496,054
Hong Kong Exchanges & Clearing Ltd.	44,520	1,888,493
MTR Corporation Ltd.	57,667	306,390
Swire Properties Ltd.	41,800	100,176
		3,287,035
Sweden — 1.5%
Boliden AB	10,220	443,149
Electrolux AB	8,102	123,558
Essity AB, Class B	22,709	598,856
Husqvarna AB B Shares	15,097	144,313
Svenska Cellulosa AB SCA, Class B	22,479	435,030
Tele2 AB B Shares	18,209	241,346
Telia Company AB	97,385	404,205
		2,390,457
Ireland — 1.4%
CRH PLC (d)	28,682	1,133,667

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2022

(unaudited) concluded

	SHARES	VALUE
Ireland — (continued)
James Hardie Industries PLC	16,552	$477,175
Kerry Group PLC, Class A	5,853	648,344
		2,259,186
Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	245,309	1,287,206
Industria de Diseno Textil SA	40,437	847,863
		2,135,069
Norway — 1.1%
DNB Bank ASA	34,303	664,696
Mowi ASA	16,338	461,498
Orkla ASA	26,879	218,112
Telenor ASA	26,489	373,585
		1,717,891
Italy — 0.9%
Amplifon SpA	4,462	178,013
Intesa Sanpaolo SpA	611,628	1,246,356
		1,424,369
New Zealand — 0.7%
Fisher & Paykel Healthcare Corporation Ltd.	21,258	292,120
Meridian Energy Ltd.	47,164	143,139
Ryman Healthcare Ltd.	15,682	92,807
Spark New Zealand Ltd.	68,204	215,699
Xero Ltd. (a)	4,953	326,618
		1,070,383
Jersey — 0.6%
Ferguson PLC	8,129	1,019,726
Belgium — 0.6%
KBC Group NV	9,151	622,568
Umicore SA	7,326	281,640
		904,208

	SHARES	VALUE
Finland — 0.5%
Elisa Oyj	5,130	$300,732
Kesko Oyj B Shares	10,199	256,778
Orion Oyj, Class B	4,010	157,284
Wartsila OYJ Abp	17,122	137,489
		852,283
Israel — 0.4%
Bank Leumi Le-Israel BM	53,130	557,587
Portugal — 0.1%
Jeronimo Martins SGPS SA	10,253	213,435
Total Common Stocks
(Cost $151,861,231)		156,142,420

SHORT-TERM INVESTMENTS — 0.4%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $689,642)		689,642
Total Short-term Investments (Cost $689,642)		689,642
TOTAL INVESTMENTS — 99.1%
(Cost $152,550,873)		156,832,062
Other Assets Less Liabilities — 0.9%		1,410,259
NET ASSETS — 100.0%		$158,242,321

REIT – Real Estate Investment Trusts

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Preference shares.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $135,836.
(d)	Shares of this security are traded on the Irish Stock Exchange.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

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